Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	AMERICAN FUNDS INSURANCE SERIES
Entity Central Index Key	0000729528
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 12, 2024
Document Effective Date	May 01, 2024
Prospectus Date	May 01, 2024